SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total assets	$ 64,519,982		$ 64,519,982		$ 66,014,811	$ 68,038,621
Total assets					75,724,599
Segment profit / (loss)					(9,439,727)
Revenue	$ 12,411,048	$ 12,823,797	$ 40,202,238	$ 37,537,003	53,376,874	$ 50,347,652
Wholesale [Member]
Total assets					28,193,797
Segment profit / (loss)					(1,661,252)
Revenue					50,744,468
Pharma manufacturing [Member]
Total assets					15,605,459
Segment profit / (loss)					(1,232,732)
Revenue					344,708
Nutraceuticals and Pharmaceuticals [Member]
Total assets					28,054,242
Segment profit / (loss)					(3,552,718)
Revenue					2,287,698
Other [Member]
Total assets					3,871,101
Segment profit / (loss)					(2,993,026)
Revenue					$ 0